Securitizations and Variable Interest Entities - Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements (Detail) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014
Variable Interest Entity [Line Items]
VIE classification of carrying amount, assets	$ 190		$ 855
VIE classification of carrying amount, liabilities	1		148
Noncontrolling interest in VIE	5		544
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Available-for-sale	400		414
Trading assets	1,228		8,678
Other assets	173		604
Subtotal assets of consolidated investment management funds, at fair value	1,801		9,696
Trading liabilities	229		7,660
Other liabilities	376		372
Subtotal liabilities of consolidated investment management funds, at fair value	605		8,032
Nonredeemable noncontrolling interests of consolidated investment management funds	738		1,033
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Available-for-sale	0		0
Trading assets	1,228		8,678
Other assets	173		604
Subtotal assets of consolidated investment management funds, at fair value	1,401	[1]	9,282	[2]
Trading liabilities	229		7,660
Other liabilities	17		9
Subtotal liabilities of consolidated investment management funds, at fair value	246	[1]	7,669	[2]
Nonredeemable noncontrolling interests of consolidated investment management funds	738	[1]	1,033	[2]
Variable Interest Entity, Primary Beneficiary | Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	400		414
Trading assets	0		0
Other assets	0		0
Subtotal assets of consolidated investment management funds, at fair value	400		414
Trading liabilities	0		0
Other liabilities	359		363
Subtotal liabilities of consolidated investment management funds, at fair value	359		363
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 0		$ 0

[1]	Includes VMEs with assets of $190 million, liabilities of $1 million and nonredeemable noncontrolling interests of $5 million.
[2]	Includes VMEs with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.